RIGHT-OF-USE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Right-of-use Assets
RIGHT-OF-USE ASSETS

NOTE－10 RIGHT-OF-USE ASSETS

The Company adopted ASU No. 2016-02, Leases, on January 1, 2019, the beginning of the fiscal 2019, using the modified retrospective approach. The Company determines whether an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified fixed asset explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if we obtain the rights to direct the use of and to obtain substantially all of the economic benefit from the use of the underlying asset. Some of our leases include both lease and non-lease components which are accounted for as a single lease component as the Company has elected the practical expedient. Some of the operating lease agreements include variable lease costs, primarily taxes, insurance, common area maintenance or increases in rental costs related to inflation. Substantially all of our equipment leases and some of our real estate leases have terms of less than one year and, as such, are accounted for as short-term leases as we have elected the practical expedient.

Operating leases are included in the right-of-use lease assets, other current liabilities and long-term lease liabilities on the Consolidated Balance Sheet. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, the incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term.

The Company adopts 3.00% as weighted average incremental borrowing rate to determine the present value of the lease payments. The weighted average remaining life of the lease was 3 years.

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of June 30, 2024	As of December 31, 2023
	$’000	$’000

Assets
Finance lease, right-of-use asset, net (classified under property and equipment, net)	1,041	1,006
Operating lease, right-of-use asset, net	1,168	1,592

Total right-of-use asset	2,209	2,598

Liabilities
Current:
Finance lease liabilities	3,501	2,674
Operating lease liabilities	771	808

	4,272	3,482

Non-current:
Finance lease liabilities	3,393	3,470
Operating lease liabilities	307	795

	3,700	4,265

Total lease liabilities	7,972	7,747

As of June 30, 2024, right-of-use assets were approximately $2.2 million and lease liabilities were approximately $8.0 million.

As of December 31, 2023, right-of-use assets were approximately $2.6 million and lease liabilities were approximately $7.7 million.

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the years.

	Six Months ended June 30,
	2024	2023
	$’000	$’000

Finance lease cost:
Interest on lease liabilities (per ASC 842)	21	26

Operating lease cost:
Operating lease expense (per ASC 842)	614	406
Short-term lease expense (other than ASC 842)	1	1

Total lease expense	636	433

Components of Lease Expense

We recognize lease expense on a straight-line basis over the term of the operating leases, as reported within “general and administrative” expense on the accompanying consolidated statement of operations.

Future Contractual Lease Payments as of June 30, 2024

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three periods ending June 30:

Periods ending June 30,	Operating and finance lease amount
$’000

2025	4,521
2026	4,093
Less: interest	(642)

Present value of lease liabilities	7,972

Representing:
Current liabilities	4,272
Non-current liabilities	3,700

7,972

NOTE－11 RIGHT-OF-USE ASSETS

The Company adopted ASU No. 2016-02, Leases, on January 1, 2019, the beginning of the fiscal 2019, using the modified retrospective approach. The Company determines whether an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified fixed asset explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if we obtain the rights to direct the use of and to obtain substantially all of the economic benefit from the use of the underlying asset. Some of our leases include both lease and non-lease components which are accounted for as a single lease component as the Company has elected the practical expedient. Some of the operating lease agreements include variable lease costs, primarily taxes, insurance, common area maintenance or increases in rental costs related to inflation. Substantially all of our equipment leases and some of our real estate leases have terms of less than one year and, as such, are accounted for as short-term leases as we have elected the practical expedient.

Operating leases are included in the right-of-use lease assets, other current liabilities and long-term lease liabilities on the Consolidated Balance Sheet. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, the incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term.

The Company adopts 3.00% as weighted average incremental borrowing rate to determine the present value of the lease payments. The weighted average remaining life of the lease was 3 years.

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of December 31,
	2023	2022
	$’000	$’000

Assets
Finance lease, right-of-use asset, net (classified under property and equipment, net)	1,006	5
Operating lease, right-of-use asset, net	1,592	1,489

Total right-of-use asset	2,598	1,494

Liabilities
Current:
Finance lease liabilities	2,674	3,024
Operating lease liabilities	808	460

	3,482	3,484

Non-current:
Finance lease liabilities	3,470	991
Operating lease liabilities	795	1,123

	4,265	2,114

Total lease liabilities	7,747	5,598

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the financial years.

	Financial Years ended December 31,
	2023	2022	2021
	$’000	$’000	$’000

Finance lease cost:
Interest on lease liabilities (per ASC 842)	97	66	77

Operating lease cost:
Operating lease expense (per ASC 842)	866	828	775
Short-term lease expense (other than ASC 842)	44	20	4

Total lease expense	910	848	779

Components of Lease Expense

We recognize lease expense on a straight-line basis over the term of the operating leases, as reported within “general and administrative” expense on the accompanying consolidated statement of operations.

Future Contractual Lease Payments as of December 31, 2023

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years ending December 31:

Financial Years ending December 31,	Operating and finance lease amount
$’000

2024	3,699
2025	4,670
Less: interest	(622)

Present value of lease liabilities	7,747

Representing:
Current liabilities	3,482
Non-current liabilities	4,265

7,747